EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows for the six months ended June 30, 2020 and June 30, 2019:

(in thousands of $)	2020	2019
Net income attributable to the Company	364,993	41,113

	2020	2019
Weighted average number of shares (000s)	193,559	169,946
Dilutive effect of share options	142	—
Dilutive effect of contingently returnable shares	4,106	—
Denominator for diluted earnings per share	197,807	169,946

	2020	2019
Cash dividends per share declared	$1.10	$0.00

The impact of stock options using the treasury stock method was dilutive in the six months ended June 30, 2020 as the exercise price was lower than the average share price during the period and, therefore 141,753 options were included in the denominator in the calculation.

The 16,035,856 shares issued to Trafigura as consideration as part of the Acquisition were legally issued and outstanding as of the grant date on August 23, 2019 and were therefore included in share capital from this date. Trafigura was the beneficial owner of the shares, was entitled to exercise voting rights, and was also eligible for any dividends if-and-when declared. ASC 260 defines issued shares that are held in escrow and all or part must be returned if specified conditions are not met as "contingently returnable". The shares issued as part of the Acquisition were treated as contingently returnable shares for the purpose of calculating earnings per share as they were held in escrow until such date after November 30, 2019 that Trafigura wished to dispose of such shares, in which case they could be removed from escrow and sold, with the proceeds being placed in a cash escrow account until closing of the Acquisition. Shares not disposed of prior to closing of the Acquisition remained in the escrow account until the closing of the Acquisition which took place on March 16, 2020. In the six months ended June 30, 2020, 4,106,028 shares were treated as contingently returnable and have been excluded from the denominator in the calculation of basic earnings per share and included in the denominator in the calculation of diluted earnings per share until the closing date. Following the closing of the Acquisition on March 16, 2020, all shares have been released from the escrow account and are included in the weighted average number of ordinary shares from the date of release from that account as they are no longer contingently returnable.